Concentrations and Risks	12 Months Ended
Dec. 31, 2013
Concentrations and Risks
Concentrations and Risks

3.                        Concentrations and Risks

(a)                  Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2011, 2012 and 2013 as follows:

	For the year ended December 31,
	2011	2012	2013
Total number of telecommunications service providers	12	11	13
Service providers providing 10% or more of the Company’s requirements	3	2	3
Total % of the Company’s requirements provided by 10% or greater service providers	86.6%	82.1%	91.9%

(b)                   Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2012 and 2013, substantially all of the Company’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from advertising services. No single customer had a receivable balance exceeding 10% of the total accounts receivable balance for the years ended December 31, 2012, and a single customer has a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2013, as follows:

	December 31,	December 31,
	2012	2013
Customer A	Below 10%	10.04%
Allowance for doubtful accounts	Not applicable	Not applicable

Short-term investments consist of the held-to-maturity investment of fixed-rate corporate bonds of well-known Chinese companies and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, both have a maturity date within one year as of the purchase date. The held-to-maturity investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of the held-to-maturity investments and other short-term investments range from 3.30% to 7.00% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Company and have a material effect on the Company’s financial condition and results of operations.

(c)                    Major Customers

No single customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2011, 2012 and 2013.

(d)                   Online Games

The Company derived a combined total of 94.5%, 93.7% and 90.6% of its total net game revenues for the years ended December 31, 2011, 2012 and 2013, respectively, from several of the Company’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey II (a comprehensive upgrade from Fantasy Westward Journey), New Westward Journey Online II (a comprehensive upgrade from Westward Journey Online II), Tianxia III, Ghost II (a comprehensive upgrade from Ghost) and Heroes of Tang Dynasty II, as well as World of Warcraft®, a game developed by and licensed from Blizzard.

(e)                    Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in China. The Chinese government may also require the Company to restructure its operations entirely if it finds that its contractual arrangements do not comply with the applicable laws and regulations. It is unclear how such a restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. However, any such restructuring may cause significant disruption to the Company’s business operations.